Share Based Compensation - Assumptions used to value stock options (Details) - Options	12 Months Ended
	Dec. 31, 2023 CAD ($) Y	Dec. 31, 2022 CAD ($) Y
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 2.11	$ 1.88
Risk-free interest rate	3.66%	1.73%
Expected life | Y	4.5	5
Expected volatility	45.00%	42.00%
Weighted average fair value per option (dollars)	$ 12.70	$ 9.27